Acquisition, Restructuring and Management Fee Costs (Tables)	9 Months Ended
Sep. 26, 2021
Business Combination and Asset Acquisition [Abstract]
Summarizes of total acquisition, restructuring and management fee costs
The following table summarizes total acquisition, restructuring and management fee costs:

	For the thirteen weeks ended		For the thirty-nine weeks ended
	September 26,	September 27,	September 26,	September 27,
	2021	2020	2021	2020
Acquisitions (1)	$204	$137	$3,415	$1,301
Restructuring (2)	140	955	1,265	4,323
Management fees (3)	23,274	894	25,813	2,665
Earn out adjustment (4)	—	—	17,173	—

Total acquisition, restructuring and management fees	$23,618	$1,986	$47,666	$8,289

(1)	Includes professional fees for legal, accounting, consulting, administrative, and other professional services directly attributable to potential acquisitions.
(2)	Includes costs incurred as part of the restructuring of operations including professional and consulting services.
(3)
Includes acquisition costs and management fees paid to Sentinel Capital Partners, including a fee of $23,275 paid in the 13-week period ended September 26, 2021 upon the closing of the Business Combination.

(4)	A fair value adjustment to the contingent consideration payable from the Simpson acquisition.